Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Notes Payable
12. Notes Payable
Notes payable consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Related parties:
Shareholders—Interest accrues annually at rates ranging from 0.00%—6.25%. The notes payable mature on various dates through October 2025.	$4,767	$2,202
Unrelated third parties:
Note payable for purchase of intangible asset	150	—
Fixed line notes payable—see note 11	1,682	2,219

Total	6,599	4,421
Less: current portion	(2,222)	(1,592)

Noncurrent portion	$4,377	$2,829

The Company’s chairman and Chief Executive Officer guarantees certain of the notes payable, and certain of the notes payable are subordinate to the terms of the Credit Agreement disclosed in Note 11.
Interest expense attributable to the notes payable totaled $0.1 million and $0.2 million for the three and nine months ended September 30, 2021, respectively. Interest expense attributable to the notes payable totaled $0.1 million and $0.2 million for the three and nine months ended September 30, 2020, respectively.
Future principal payments on notes payable for remainder of 2021 and succeeding years are as follows (in thousands):

2021	$744
2022	2,276
2023	1,932
2024	1,286
2025	361

Total	$6,599

12. Notes Payable
Notes payable consist of the following (in thousands):

	December 31, 2019	December 31, 2020
Related parties:
BCG Chantilly, LLC - Interest accrues annually at 12.00%; payable in varying semi-annual installments of principal and interest through maturity in October 2021. This note was paid in full September 30, 2020.	225	—
Shareholders - Interest accrues annually at rates ranging from 0.00% - 6.25%. The notes payable mature on various dates through October 2025.	2,085	2,202
Unrelated third parties:
Settlement notes payable - see below	625	—
Fixed line notes payable - see note 11	725	2,219

Total	3,660	4,421
Less: current portion	1,744	1,592

Noncurrent portion	$1,916	$2,829

A note payable was issued in 2019 for $1.3 million in conjunction with the legal settlement of a non-core
dispute involving the Company and a previous office lease landlord. Payments are payable in quarterly installments of $0.2 million per quarter through September 2020.
A note payable was issued in 2018 in conjunction with a
non-core
legal settlement on which interest accrued annually at 3.55%; principal and interest amounts were payable in quarterly installments of principal and interest through maturity in October 2019.
The Company’s controlling shareholder guarantees certain of the notes payable, and certain of the notes payable are subordinate to the terms of the Credit Agreement disclosed in Note 11.
Interest expense attributable to the notes payable totaled $0.2 million and $0.2 million for the years ended December 31, 2019 and 2020, respectively.
Actual and estimated future principal payments on notes payable are as follows for the years ending December 31 (in thousands):

2021	$1,592
2022	1,263
2023	886
2024	464
2025	216

Total	$4,421